FORM 13F
FORM 13F COVER PAGE

Report for Quarter Ended:  September 30, 2004

Fairport Asset Management, LLC. (T & M Asset Management LLC. Holdings) 3636 Euclid Avenue, Suite 3000
Cleveland, OH  44115

13F File Number:  028-10436

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth J. Coleman
Title:  Senior Managing Director
Phone:  216-431-3833
Signature, Place and Date of Signing:

	Kenneth J. Coleman Cleveland, OH  November 15, 2004

Report Type:  13F HOLDINGS REPORT

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FORM 13F NOTICE

List of Other Managers Reporting for this Manager:
28-3921 Fairport Asset Management
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